General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of General and Administrative Expenses [Abstract]
Share-based payments expense		$ 4,021	$ 10,494	$ 10,655
Salaries and social security	$ 375	6,493	8,882	10,958
Fees and compensation for services	67	9,067	6,466	9,603
Employee benefits	253	2,366	4,984	6,055
Institutional advertising and promotion		272	1,215	1,179
Taxes, rates and contributions	18	951	740	1,718
Depreciation of Property, plant and equipment	518	0
Others	235	1,032	1,137	2,232
Total general and administrative expenses	$ 1,466	$ 24,202	$ 33,918	$ 42,400